Investment in equity security	12 Months Ended
Dec. 31, 2018
Investment in equity security
Investment in equity security

6.  Investment in equity security

In March 2018, the Company subscribed for 8,000,000 of the ordinary shares of a Singapore listed company for a total consideration of approximately USD5,000 (equivalent to RMB31,393) upon its initial public offering. The Company accounted for the investment in equity security at fair value with subsequent fair value changes recorded in Consolidated Statements of Comprehensive Income (Loss). The fair value of the investment is determined based on the closing market price for the shares at the end of each reporting period. The related unrealized loss recognized in 2018 was RMB511, and was included in Other income/(expenses) in the Consolidated Statements of Comprehensive Income (Loss).